UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one):                        [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 35th Floor
         New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Londoner
Title:
Phone:   557-6455

Signature, Place, and Date of Signing:

                                 New York, New York    2/14/00
         /s/ Kenneth Londoner    _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-                      The Red Coat Group, L.L.C.
         [Repeat as necessary.]






























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


                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $315,615
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.   Form 13F File Number   Name

         1     28-                    The Red Coat Group, L.L.C.

         [Repeat as necessary.]






















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



                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8
   ---------       --------      --------   --------  --------      ---------      --------       --------
                                                              INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                      SHARED
                                  CUSIP      VALUE    SHRS OR  SOLE SHARED OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT  (A)   (B)   (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------  ---  -----  ----     ------  ------  -------   ------
Intertan Inc.            COMMON  461120107      444      17,000 SOLE 1                      SOLE
                                              1,871      71,600 SOLE 1                      SOLE
MIH Ltd.                 COMMON  G6116R101    2,861      48,500 SOLE 1                      SOLE
                                                236       4,000 SOLE 1                      SOLE
                                              8,525     144,500 SOLE 1                      SOLE
OpenTV Corporation       COMMON  G67543101    1,645      20,500 SOLE 1                      SOLE
                                              3,411      42,500 SOLE 1                      SOLE
AT&T Corp Liberty
 Media Group             COMMON  001957208    1,420       25,00 SOLE 1                      SOLE
                                              4,261      75,000 SOLE 1                      SOLE
Adelphia Business
  Solutions              COMMON  00684710     1,200      25,000 SOLE 1                      SOLE
                                              4,560      95,000 SOLE 1                      SOLE
Adelphia Communications
  Corp                   CLASS A 006848105    1,640      25,000 SOLE 1                      SOLE
                                              2,625      40,000 SOLE 1                      SOLE
Cablevision Systems
  Corp.                  COMMON  12686109       755      10,000 SOLE 1                      SOLE
                                              3,020      40,000 SOLE 1                      SOLE
Celestial Seasonings
  Inc.                   COMMON  151016102      372      20,000 SOLE 1                      SOLE
                                                930      50,000 SOLE 1                      SOLE
Cendant Corp.            COMMON  157313103      531      20,000 SOLE 1                      SOLE
                                              5,313     200,000 SOLE 1                      SOLE
Chris Craft Industries   COMMON  170520100    4,897      67,900 SOLE 1                      SOLE

Comcast Corp.            SPEC. A 200300200    1,011      20,000 SOLE 1                      SOLE
                                              2,528      50,000 SOLE 1                      SOLE
Crown Castle             COMMON  228227104      963      30,000 SOLE 1                      SOLE
  International Corp.
                                              2,249      70,000 SOLE 1                      SOLE
David's Bridal Inc.      COMMON  238576102      186      16,700 SOLE 1                      SOLE

Disney Walt Co.          COMMON  254687106    1,023      35,000 SOLE 1                      SOLE
                                              3,218     110,000 SOLE 1                      SOLE



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


                                                146       5,000 SOLE 1                      SOLE
Hilton Hotels Corp.      COMMON  432848109    1,912     200,000 SOLE 1                      SOLE
                                              4,303     450,000 SOLE 1                      SOLE
                                                 48       5,000 SOLE 1                      SOLE
Immunex Corp.            COMMON  452528102    2,738      25,000 SOLE 1                      SOLE

Infinity Broadcasting
  Corp.                  COMMON  456625102    1,086      30,000 SOLE 1                      SOLE
                                              2,895      80,000 SOLE 1                      SOLE
                                                 54       1,500 SOLE 1                      SOLE
INSO Corp.               COMMON  457674109      967      30,000 SOLE 1                      SOLE
                                              3,870     120,000 SOLE 1                      SOLE
                                                339      12,500 SOLE 1                      SOLE
Liberty Digital Inc.     COMMON  87229N01     3,750      50,500 SOLE 1                      SOLE
                                             23,203     312,500 SOLE 1                      SOLE
Liz Claiborne Inc.       COMMON  539320101    1,129      30,000 SOLE 1                      SOLE

Lodgenet Entmt Corp.     COMMON  540211109    8,855     356,000 SOLE 1                      SOLE
                                                435      17,500 SOLE 1                      SOLE
                                             41,044   1,650,000 SOLE 1                      SOLE
MGM Grand Inc.           COMMON  552953101      755      15,000 SOLE 1                      SOLE
                                              2,415      48,000 SOLE 1                      SOLE
Mandalay Resort Group    COMMON  562567107      503      25,000 SOLE 1                      SOLE

Metro-Goldwyn-Mayer Inc. COMMON  591610100      825      35,000 SOLE 1                      SOLE
                                              4,713     200,000 SOLE 1                      SOLE
                                                 47       2,000 SOLE 1                      SOLE

Montana Pwr. Co.         COMMON  612085506    2,056      57,000 SOLE 1                      SOLE
                                              4,508     125,000 SOLE 1                      SOLE
                                                108       3,000 SOLE 1                      SOLE
Motorola Inc.            COMMON  620076109    1,178       8,000 SOLE 1                      SOLE
                                              3,092      21,000 SOLE 1                      SOLE
                                                147       1,000 SOLE 1                      SOLE

Nike Inc.                COMMON  654106103      991      20,000 SOLE 1                      SOLE

Nordstrom Inc.           COMMON  655664100    3,415     129,800 SOLE 1                      SOLE
                                                237       9,000 SOLE 1                      SOLE
                                              9,236     351,000 SOLE 1                      SOLE
Outback Steakhouse Inc.  COMMON  689899102      778      30,000 SOLE 1                      SOLE
                                              2,594     100,000 SOLE 1                      SOLE
                                                130       5,000 SOLE 1                      SOLE
Sinclair Broadcast
  Group, Inc.            COMMON  829226109      988      81,000 SOLE 1                      SOLE
                                              1,635     134,000 SOLE 1                      SOLE
Snyder Communication Inc.COMMON  832914105    1,290      67,000 SOLE 1                      SOLE
                                              3,850     200,000 SOLE 1                      SOLE



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


                                                154       8,000 SOLE 1                      SOLE
Southwest Airls Co.      COMMON  844741108    1,048      65,000 SOLE 1                      SOLE
                                              4,354     270,000 SOLE 1                      SOLE
                                                242      15,000 SOLE 1                      SOLE
Spyglass Inc.            COMMON  852192103    3,508      92,500 SOLE 1                      SOLE
                                              5,688     150,000 SOLE 1                      SOLE
                                                284       7,500 SOLE 1                      SOLE
Starwood Hotels &
  Resorts Worldwide      COMMON  85590A203    1,116      47,500 SOLE 1                      SOLE
                                              3,290     140,000 SOLE 1                      SOLE
                                                 70       3,000 SOLE 1                      SOLE
Station Casinos Inc.     COMMON  857689103    6,787     302,500 SOLE 1                      SOLE
                                             22,087     984,400 SOLE 1                      SOLE
                                                337      15,000 SOLE 1                      SOLE
TV Guide Inc.            COMMON  87307Q109      430      10,000 SOLE 1                      SOLE
                                              3,010      70,000 SOLE 1                      SOLE
                                                172       4,000 SOLE 1                      SOLE
The Timberland Company   COMMON  87100105     2,115      40,000 SOLE 1                      SOLE
                                              5,023      95,000 SOLE 1                      SOLE
                                                397       7,500 SOLE 1                      SOLE
Time Warner Telecom Inc. COMMON  887319101    1,248      25,000 SOLE 1                      SOLE
                                              4,744      95,000 SOLE 1                      SOLE
Tribune Co. New          COMMON  896047107    1,872      34,000 SOLE 1                      SOLE
                                              3,579      65,000 SOLE 1                      SOLE
                                                275       5,000 SOLE 1                      SOLE
USA Networks Inc.        COMMON  902984103    1,657      30,000 SOLE 1                      SOLE
                                              2,763      50,000 SOLE 1                      SOLE
Viacom Inc. Cl B         COMMON  925524100    1,511      25,000 SOLE 1                      SOLE
                                              4,231      70,000 SOLE 1                      SOLE
Young Broadcasting Inc.  COMMON  987434107    5,365     105,200 SOLE 1                      SOLE
                                             20,578     403,500 SOLE 1                      SOLE
Unitedglobalcom Inc.     COMMON  910734102    1,766      25,000 SOLE 1

Vail Resorts Inc.        COMMON  91879Q109      316      17,600 SOLE 1                      SOLE

Triad Hospitals Inc.     COMMON  89579K109       15           1 SOLE 1                      SOLE

Viacom Inc.              COMMON  925524308       91       1,500 SOLE 1                      SOLE

Young Broadcasting Inc.  COMMON  98743107       663      13,000 SOLE 1                      SOLE

AT&T Corp.               COMMON  001957109      152       3,000 SOLE 1                      SOLE

Blockbuster Inc.         COMMON  093679108       67       5,000 SOLE 1                      SOLE

Children's Place         COMMON  16890517        33       2,000 SOLE 1                      SOLE

Columbia/HCA Healthcare



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


  Corp.                  COMMON  197677107       73       2,500 SOLE 1                      SOLE

Lifepoint Hospitals Inc. COMMON  53219L109       12           1 SOLE 1                      SOLE

4 Kids Entertainment     COMMON  350865101      532      19,000 SOLE 1                      SOLE
  Inc.

REPORT SUMMARY                                315,615

[Repeat as necessary]








































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